Note 5 - Investments - Investments Held (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Equity securities	$ 1,742	$ 2,435
Warrants	39	661	$ 168
Investments	$ 1,781	$ 3,096